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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                              ----------------
This Amendment (Check only one.):         [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Minneapolis Portfolio Management Group, LLC
Address:   80 South 8th Street
           Suite 1902
           Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harrison T. Grodnick
Title:     Chief Operating Officer
Phone:     (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick         Minneapolis, Minnesota           8/10/11
-----------------------------    --------------------------       ------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      778509
                                             (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE



         COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7             COLUMN 8
         --------               --------    --------  --------    --------        --------   --------             --------

                                                       VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGER    SOLE    SHARED      NONE
 --------------              --------------   -----   -------- -------   --- ---- ---------- -------    ----    ------      ----

3M CO                              COM      88579Y101    43577   459429  SH          Sole      None    459429
Agrium Inc                         COM      008916108    45858   522535  SH          Sole      None    522535
Altria Group Inc                   COM      02209S103       34     1300  SH          Sole      None      1300
Apple Inc                          COM      037833100      201      600  SH          Sole      None       600
Bank of New York Mellon Corp       COM      064058100    19798   772738  SH          Sole      None    772738
Cenovus Energy Inc                 COM      15135U109    35926   953957  SH          Sole      None    953957
Cisco Sys Inc                      COM      17275R102    34857  2232973  SH          Sole      None   2232973
Du Pont E I De Nemours & Co        COM      263534109    48436   896129  SH          Sole      None    896129
Dynegy Inc Del                     COM      26817G300     5857   946275  SH          Sole      None    946275
Encana Corp                        COM      292505104    31071  1009138  SH          Sole      None   1009138
Ford Mtr Co Del                    COM      345370860      136     9850  SH          Sole      None      9850
Gannett Inc                        COM      364730101       11      776  SH          Sole      None       776
Ingersoll-Rand PLC                 SHS      G47791101    35133   773676  SH          Sole      None    773676
ITT Corp New                       COM      450911102    41048   696555  SH          Sole      None    696555
Johnson & Johnson                  COM      478160104    44125   663340  SH          Sole      None    663340
Kraft Foods Inc                   CL A      50075N104    41238  1170530  SH          Sole      None   1170530
MDU Res Group Inc                  COM      552690109      108     4800  SH          Sole      None      4800
Materion Corp                      COM      576690101    36645   991222  SH          Sole      None    991222
McDonalds Corp                     COM      580135101       17      200  SH          Sole      None       200
NCR Corp New                       COM      62886E108    42507  2250250  SH          Sole      None   2250250
Nucor Corp                         COM      670346105    28796   698593  SH          Sole      None    698593
Pall Corp                          COM      696429307    31879   566937  SH          Sole      None    566937
Siemens A G                   SPONSORED ADR 826197501    52113   378919  SH          Sole      None    378919
Sony Corp                        ADR NEW    835699307    22454   850837  SH          Sole      None    850837

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
                                                       VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGER    SOLE    SHARED      NONE
 --------------              --------------   -----   -------- -------   --- ---- ---------- -------    ----    ------      ----
Suncor Energy Inc New              COM      867224107    17272   441745  SH          Sole      None    441745
Terex Corp New                     COM      880779103    43493  1528752  SH          Sole      None   1528752
Texas Instrs Inc                   COM      882508104    35846  1091853  SH          Sole      None   1091853
Unilever Plc                  SPON ADR NEW  904767704       14      425  SH          Sole      None       425
United Technologies Corp           COM      913017109      133     1500  SH          Sole      None      1500
Valmont Inds Inc                   COM      920253101    17850   185187  SH          Sole      None    185187
Wabtec Corp.                       COM      929740108    21937   333799  SH          Sole      None    333799
Wells Fargo & Co New               COM      949746101      139     4970  SH          Sole      None      4970